Pension and OPEB Plans (Assumptions Used To Determine Benefit Obligations) (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.94%	2.75%	2.40%
Rate of compensation increase	5.34%	4.98%	4.80%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.19%	2.91%	2.58%